Share-based payments - Expense recognized for the program (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Expenses from share-based payments	€ (9,184)	€ (14,939)	€ (11,688)
Prior VSOP
Share-based payments
Expenses from share-based payments	(131)	(624)	(5,188)
New VSOP
Share-based payments
Expenses from share-based payments	95	(572)	(1,764)
LTIP Stock Options
Share-based payments
Expenses from share-based payments	(5,562)	(12,472)	€ (4,736)
LTIP RSUs
Share-based payments
Expenses from share-based payments	(3,108)	(705)
RSU Supervisory board
Share-based payments
Expenses from share-based payments	€ (478)	€ (566)